Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accumulated Other Comprehensive Income (Loss)

The following tables summarize the components of accumulated other comprehensive income (loss) at December 31, 2012, 2011, and 2010, and changes during the years then ended.

(In Millions)	BALANCE AT DECEMBER 31, 2012	NET CHANGE	BALANCE AT DECEMBER 31, 2011	NET CHANGE	BALANCE AT DECEMBER 31, 2010	NET CHANGE	BALANCE AT DECEMBER 31, 2009
Net Unrealized Gains (Losses) on Securities Available for Sale	$101.0	$61.2	$39.8	$53.3	$(13.5)	$28.2	$(41.7)
Net Unrealized Gains (Losses) on Cash Flow Hedges	(1.4)	5.6	(7.0)	(18.4)	11.4	37.6	(26.2)
Net Foreign Currency Adjustments	10.5	20.0	(9.5)	(2.5)	(7.0)	(18.3)	11.3
Net Pension and Other Postretirement Benefit Adjustments	(393.1)	(24.2)	(368.9)	(72.7)	(296.2)	8.8	(305.0)

Total	$(283.0)	$62.6	$(345.6)	$(40.3)	$(305.3)	$56.3	$(361.6)

Components of Changes in Accumulated Other Comprehensive Income (Loss)

	YEAR ENDED DECEMBER 31,
	2012			2011			2010
(In Millions)	BEFORE TAX	TAX EFFECT	AFTER TAX	BEFORE TAX	TAX EFFECT	AFTER TAX	BEFORE TAX	TAX EFFECT	AFTER TAX
Unrealized Gains (Losses) on Securities Available for Sale
Noncredit-Related Unrealized Losses on Securities OTTI	$15.7	$(5.9)	$9.8	$10.2	$(3.6)	$6.6	$33.0	$(12.2)	$20.8
Other Unrealized Gains (Losses) on Securities Available for Sale	96.2	(36.1)	60.1	61.6	(23.4)	38.2	(8.8)	3.4	(5.4)
Reclassification Adjustment for (Gains) Losses Included in Net Income	(13.9)	5.2	(8.7)	13.5	(5.0)	8.5	20.2	(7.4)	12.8

Net Change	$98.0	$(36.8)	$61.2	$85.3	$(32.0)	$53.3	$44.4	$(16.2)	$28.2
Unrealized Gains (Losses) on Cash Flow Hedges
Unrealized Gains (Losses) on Cash Flow Hedges	$3.2	$(0.6)	$2.6	$(23.6)	$8.8	$(14.8)	$46.7	$(17.1)	$29.6
Reclassification Adjustment for (Gains) Losses Included in Net Income	4.8	(1.8)	3.0	(5.6)	2.0	(3.6)	12.6	(4.6)	8.0

Net Change	$8.0	$(2.4)	$5.6	$(29.2)	$10.8	$(18.4)	$59.3	$(21.7)	$37.6
Foreign Currency Adjustments
Foreign Currency Translation Adjustments	$37.9	$3.1	$41.0	$(7.0)	$–	$(7.0)	$(56.9)	$–	$(56.9)
Net Investment Hedge Gain (Losses)	(33.7)	12.7	(21.0)	25.7	(21.2)	4.5	60.9	(22.3)	38.6

Net Change	$4.2	$15.8	$20.0	$18.7	$(21.2)	$(2.5)	$4.0	$(22.3)	$(18.3)
Pension and Other Postretirement Benefit Adjustments
Net Actuarial Loss	$(62.8)	$15.8	$(47.0)	$(158.2)	$61.3	$(96.9)	$(16.4)	$9.3	$(7.1)
Prior Service Benefit	–	–	–	7.7	(2.9)	4.8	–	–	–
Reclassification Adjustment for Losses Included in Net Income	33.9	(11.1)	22.8	30.2	(10.8)	19.4	25.0	(9.1)	15.9

Net Change	$(28.9)	$4.7	$(24.2)	$(120.3)	$47.6	$(72.7)	$8.6	$0.2	$8.8